Off-balance sheet arrangements (Tables)	12 Months Ended
Dec. 31, 2024
Off-balance sheet arrangements
Schedule of outstanding obligation for future lease and purchase commitments

On December 31, 2024, we had outstanding obligations for future purchase commitments, which become due as follows:

	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years

			(Euro, in thousands)

Purchase commitments	€272,240	€189,662	70,323	10,962	1,293

On December 31, 2023, we had outstanding obligations for future purchase commitments, which become due as follows:

	Total	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years

			(Euro, in thousands)
Purchase commitments	€408,521	€237,495	€143,532	€25,768	€1,727